                                   QUESTIONS?
                         Call toll free 1-877-833-7113
                       or your investment representative.

                          USALLIANZ VARIABLE INSURANCE
                                 PRODUCTS TRUST

                                  GROWTH FUND

                           GLOBAL OPPORTUNITIES FUND

                               FIXED INCOME FUND

                               MONEY MARKET FUND

                            DIVERSIFIED ASSETS FUND
                                   PROSPECTUS
                                OCTOBER 27, 1999
                     THE SECURITIES AND EXCHANGE COMMISSION
                      HAS NOT APPROVED OR DISAPPROVED THE
                     SHARES DESCRIBED IN THIS PROSPECTUS OR
                     DETERMINED WHETHER THIS PROSPECTUS IS
                           TRUTHFUL OR COMPLETE. ANY
                      REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.
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                                                           TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY

Carefully review this                               3  Growth Fund
important section, which                            5  Global Opportunities Fund
summarizes each fund's                              7  Fixed Income Fund
investments and risks.                              9  Money Market Fund
                                                   10  Diversified Assets Fund

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Review this section for                            12  Growth Fund
specific information on each                       13  Global Opportunities Fund
fund's investment,                                 15  Fixed Income Fund
strategies and risks.                              17  Money Market Fund
                                                   18  Diversified Assets Fund
                                                   20  Other Considerations
                                                   20  Year 2000

                                                FUND MANAGEMENT

Review this section for                            22  The Investment Adviser
details on the people and                          22  Portfolio Managers
organizations who oversee                          23  Adviser's Prior Performance
the funds.                                         24  The Administrator and Distributor

                                                SHAREHOLDER INFORMATION

Review this section for                            25  Pricing of Fund Shares
details on how shares are                          25  Purchase and Redemption of Shares
valued, how to purchase,                           26  Distribution (12b-1) Fees
sell and exchange shares,                          26  Dividends, Distributions and Taxes
related charges and payments
of dividends and
distributions.

                                                BACK COVER

                                                       Where to Learn More About USAllianz VIP Funds


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  RISK/RETURN SUMMARY

   USALLIANZ VIP FUNDS

   The USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") provides an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.


   The following is a summary of certain key information about USAllianz VIP Funds which offers five separate, diversified investment portfolios (collectively, the "Funds" and each individually, a "Fund"). The "Risk/Return Summary" describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information. Additional information about the Funds can be found by referring to pages 12-21 further back in the Prospectus. Please be sure to read the more complete descriptions of the Funds' risks following this summary before you invest. The Funds are managed by Allianz of America, Inc. (the "Adviser").

                               GROWTH FUND

    INVESTMENT OBJECTIVE              Long-term growth of capital.

    PRINCIPAL INVESTMENT              The Fund normally invests at least 80% of its total assets
    STRATEGIES                        in equity securities, which include common stocks, preferred stocks and convertible securities. The Fund may invest in
                                      both U.S. issuers and foreign issuers whose securities are
                                      U.S. dollar denominated and traded on a U.S. securities
                                      market. Although the Fund invests primarily in equity
                                      securities of larger capitalization companies, the Fund is not limited to such investments and may invest in companies with varying market capitalizations.
                                      The Adviser uses a fundamental "bottom-up" approach to
                                      selecting securities for investment. Factors considered
                                      include analysis of an issuer's financial condition,
                                      industry position, management, growth prospects, earnings
                                      estimates and other general economic and market conditions.
                                      Based upon the analysis of such factors, the Adviser selects those securities which, in its judgment, will outperform the average for companies included in the Standard and Poor's
                                      500 Composite Stock Price Index (the "S&P 500(R) Index").
                                      The Adviser will consider selling those securities when it determines that such securities would no longer meet its
                                      criteria for purchase or when alternative investments become more attractive.

  RISK/RETURN SUMMARY

                               GROWTH FUND
                               CONTINUED

    PRINCIPAL INVESTMENT RISKS        The principal risks of investing in the Fund are:
                                      - Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets
                                        fluctuate and that prices overall will decline over short
                                        or long-term periods.
                                      - Selection Risk. This is the risk that poor security
                                        selection will cause the Fund to underperform other funds
                                        with similar investment objectives.
                                      - Capitalization Risk. Securities of small and
                                        mid-capitalization companies tend to be more volatile, have less predictable earnings and are less liquid than those
                                        of large capitalization companies.
                                      - You may lose money by investing in the Fund.

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Investing for long-term goals, such as retirement
                                      - Seeking to add a growth component to your portfolio
                                      This Fund will not be appropriate for someone:
                                      - Seeking safety of principal
                                      - Investing for the short term or investing emergency
                                        reserves
                                      - Looking primarily for regular income

    PERFORMANCE INFORMATION           This is a new Fund for which performance information is not yet available.
                                      The net asset value ("NAV") of the Fund will fluctuate with market conditions.

  RISK/RETURN SUMMARY


                               GLOBAL OPPORTUNITIES FUND

    INVESTMENT OBJECTIVE              Long-term growth of capital.

    PRINCIPAL INVESTMENT              Under normal circumstances, the Fund invests at least 80% of
    STRATEGIES                        its total assets in equity securities of U.S. and foreign
                                      companies. Although the Fund invests primarily in equity
                                      securities of larger capitalization companies, the Fund is not limited to such investments and may invest in companies with varying market capitalizations. The Adviser organizes its research of equity securities into seven
                                      internally-defined sectors based on global economic or
                                      industry themes. These sectors include companies in the
                                      natural resources, life style, financial, high technology, telemedia, life science and transportation businesses. The
                                      Fund may be overweighted or underweighted in a particular
                                      sector or country relative to the Fund's benchmark, the MSCI
                                      World Equity Index. Because the United States currently
                                      comprises approximately 50% of such Index, the Fund will
                                      normally invest approximately the same amount in U.S.
                                      securities.
                                      The Adviser uses a fundamental "bottom-up" approach to
                                      selecting securities for investment. Factors considered may include analysis of an issuer's financial condition,
                                      industry position, management, growth prospects, earnings
                                      estimates and other general economic and market conditions.
                                      Based upon the analysis of such factors, the Adviser selects investments which, in the Adviser's judgment, will
                                      outperform the average for companies included in the MSCI
                                      World Equity Index.
                                      The Adviser will consider selling securities when the
                                      securities no longer meet the Adviser's criteria for
                                      purchase or when alternative investments become more
                                      attractive.

    PRINCIPAL INVESTMENT RISKS        The principal risks that apply to the Fund are:
                                      - Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets
                                        fluctuate and that prices overall will decline over short
                                        or long-term periods.
                                      - Foreign Risk. This is the risk of investments in issuers located in foreign countries, which may have greater price volatility and less liquidity. Investments in foreign
                                        securities also are subject to political, regulatory, and
                                        diplomatic risks. Changes in currency rates are an
                                        additional risk of investments in foreign securities.
                                      - Selection Risk. This is the risk that poor security
                                        selection will cause the Fund to underperform other funds
                                        with similar investment objectives.
                                      - You may lose money by investing in the Fund.

  RISK/RETURN SUMMARY


                               GLOBAL OPPORTUNITIES FUND


                               CONTINUED

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are an individual:
                                      - Investing for long-term goals, such as retirement
                                      - Seeking to add a global growth component to your portfolio
                                      - Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign
                                        stocks
                                      This Fund will not be appropriate for someone:
                                      - Seeking safety of principal
                                      - Investing for the short-term or investing emergency
                                        reserves
                                      - Looking primarily for regular income

    PERFORMANCE INFORMATION           This is a new Fund for which performance information is not yet available.
                                      The NAV of the Fund will fluctuate with market conditions.

  RISK/RETURN SUMMARY

                               FIXED INCOME FUND

    INVESTMENT OBJECTIVE              To maximize total return with secondary emphasis on income.

    PRINCIPAL INVESTMENT              The Fund primarily invests in U.S. dollar denominated fixed
    STRATEGIES                        income securities.
                                      The Adviser begins the portfolio management process by
                                      reviewing current economic activity and forecasting how it may change in the future. The Adviser uses this forecast to allocate the Fund's assets across different market sectors and maturities based on its view of the relative value of
                                      each sector or maturity.
                                      The Fund will normally invest in government bonds,
                                      investment grade corporate bonds, mortgage-backed
                                      securities, asset-backed securities and municipal securities and may invest in non-investment grade corporate bonds but does not presently intend to do so. Under normal conditions, the Fund intends to hold securities (other than money market securities) with maturities between 1 and 30 years with an average maturity of between 5 and 13 years, when weighted
                                      according to the Fund's holdings. However, securities with any maturity are eligible for purchase. Individual
                                      securities are bought and sold based on fundamental analysis of the structural features of specific securities, current market price and estimated future value, and the credit
                                      quality of its issuer.

    PRINCIPAL INVESTMENT RISKS        The principal risks of investing in the Fund are:
                                      - Interest Rate Risk. This is the risk that changes in
                                        interest rates will affect the value of the Fund's
                                        investments in income-producing or debt securities.
                                        Increases in interest rates may cause the value of the
                                        Fund's investments to decline.
                                      - Yield Curve Risk. This is the risk that changes in the
                                        shape of the yield curve will affect the value of the Fund's investments in income-producing or debt securities.
                                      - Volatility Risk. This is the risk that the magnitude of
                                        the changes in the shape of the yield curve will affect the value of the Fund's investments in income-producing or
                                        debt securities.
                                      - Credit Risk. This is the risk that the issuer of a
                                        security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its
                                        obligations.
                                      - Selection Risk. This is the risk that poor security
                                        selection will cause the Fund to underperform other funds
                                        with similar investment objectives.
                                      - Prepayment Risk. The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be
                                        repaid prior to the bond's maturity date. Prepayment
                                        exposes the Fund to the risk of lower return upon
                                        subsequent reinvestment of the principal.
                                      - You may lose money by investing in the Fund.

  RISK/RETURN SUMMARY

                               FIXED INCOME FUND
                               CONTINUED

    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Seeking to add a monthly income component to your
                                        portfolio
                                      - Willing to accept the risks of price and income
                                        fluctuations
                                      - Wanting to add diversification to a portfolio invested
                                        primarily in stocks
                                      This Fund will not be appropriate for someone:
                                      - Investing emergency reserves
                                      - Seeking a stable share price

    PERFORMANCE INFORMATION           This is a new Fund for which performance information is not yet available.
                                      The NAV of the Fund will fluctuate with market conditions.

  RISK/RETURN SUMMARY


                               MONEY MARKET FUND

    INVESTMENT OBJECTIVE              Current income consistent with stability of principal.

    PRINCIPAL INVESTMENT              The Fund invests primarily in high quality, U.S.
    STRATEGIES                        dollar-denominated short-term obligations, including
                                      commercial paper, asset-backed securities, obligations of
                                      financial institutions and other high-quality money market instruments issued by U.S. and foreign issuers. These
                                      securities will be rated in the two highest short-term
                                      rating categories of at least two rating agencies or will be unrated securities of comparable quality. The Adviser
                                      evaluates investments based on credit analysis and interest rate outlook.
                                      As a money market fund, the Fund is subject to strict
                                      federal requirements which restrict the Fund's investments to high-quality securities, limit the average maturity of
                                      the portfolio to 90 days or less, and limit the maturity of any security to no more than 397 days.

    PRINCIPAL INVESTMENT RISKS        Investors in the Fund should also be aware of the following risks:
                                      - Interest Rate Risk. This is the risk that changes in
                                        interest rates will affect the value of the Fund's
                                        investments in income-producing or debt securities.
                                        Increases in interest rates may cause the value of the
                                        Fund's investments to decline.
                                      - Credit Risk. This is the risk that the issuer of a
                                        security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its
                                        obligations.
                                      - An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
                                        government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is
                                        possible to lose money by investing in the Fund.

    WHO MAY WANT TO INVEST?           Consider investing in the Money Market Fund if you:
                                      - Are seeking preservation of capital
                                      - Have a low risk tolerance
                                      The Money Market Fund will not be appropriate for anyone:
                                      - Seeking high total returns
                                      - Pursuing a long-term goal or investing for retirement

    PERFORMANCE INFORMATION           This is a new Fund for which performance information is not yet available.
                                      The yield of the Fund will fluctuate with market conditions.

  RISK/RETURN SUMMARY

                               DIVERSIFIED ASSETS FUND

    INVESTMENT OBJECTIVE              Total return consistent with reduction of long-term
                                      volatility.

    PRINCIPAL INVESTMENT              The Fund pursues its objective through asset allocation and
    STRATEGIES                        security selection by investing in a diversified portfolio of bonds, stocks and money market securities of U.S. and
                                      foreign issuers. The Adviser will seek to allocate on
                                      average about 65% of the Fund's total assets to bonds, 25%
                                      to stocks and 10% to money market securities.
                                      The Adviser uses a portfolio management team approach which manages each asset class in accordance with the following
                                      criteria:
                                      - Bonds. The Fund invests in fixed income securities
                                        including (1) government and corporate bonds, (2)
                                        mortgage-backed securities and (3) asset-backed
                                        securities. The Fund invests primarily in bonds rated
                                        within the four highest long-term or two highest
                                        short-term rating categories or comparable quality unrated securities. The Fund may invest up to 20% of its total
                                        assets in high yield debt securities although it does not
                                        presently intend to do so. Under normal conditions, the
                                        Fund intends to hold securities (other than money market
                                        securities) with maturities between 1 and 10 years.
                                        However, securities with any maturity are eligible for
                                        purchase. The Adviser begins the portfolio management
                                        process by reviewing current economic activity and
                                        forecasting how it may change in the future. The Adviser
                                        uses this forecast to allocate the Fund's assets across
                                        different market sectors and maturities based on its view
                                        of the relative value of each sector or maturity.
                                      - Stocks. The Fund invests in common stocks, preferred
                                        stocks and convertible securities. The Fund may invest in
                                        both U.S. issuers and foreign issuers whose securities are
                                        U.S. dollar denominated and traded on a U.S. security
                                        market, and invests primarily in equity securities of
                                        larger capitalization companies. The Adviser uses a
                                        "bottom-up" approach to selecting securities for
                                        investment. Based upon the analysis of various factors,
                                        the Adviser selects those securities which, in its
                                        judgment, will outperform the average for the companies
                                        included in the S&P 500(R) Index.
                                      - Money Market Instruments. The Fund will invest in
                                        high-quality, U.S. dollar denominated short-term
                                        obligations, including commercial paper, asset-backed
                                        securities, obligations of financial institutions and
                                        other high-quality money market instruments issued by U.S.
                                        and foreign issuers. These securities will be rated in the two highest short-term rating categories of at least two
                                        rating agencies or will be unrated securities of
                                        comparable quality.

  RISK/RETURN SUMMARY

                               DIVERSIFIED ASSETS FUND
                               CONTINUED

                                      The Fund seeks to exceed the total return of a blended
                                      benchmark consisting of 65% of the Lehman Intermediate
                                      Government/Corporate Bond Index, 25% of the S&P 500(R) Index
                                      and 10% of the 90-day Treasury Bill. The Fund typically
                                      sells securities when the Advisor determines that such
                                      securities would no longer meet its criteria for purchase or when alternative investments become more attractive.
    PRINCIPAL INVESTMENT RISKS        The principal risks of investing in the Fund are:
                                      - Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets
                                        fluctuate and that prices overall will decline over short
                                        or long-term periods.
                                      - Selection Risk. This is the risk that poor security
                                        selection will cause the Fund to underperform other funds
                                        with similar investment objectives.
                                      - Capitalization Risk. Securities of small and
                                        mid-capitalization companies tend to be more volatile, have less predictable earnings and are less liquid than those
                                        of large capitalization companies.
                                      - Yield Curve Risk. This is the risk that changes in the
                                        shape of the yield curve will affect the value of the Fund's investments in income-producing or debt securities.
                                      - Volatility Risk. This is the risk that the magnitude of
                                        the changes in the shape of the yield curve will affect the value of the Fund's investments in income-producing or
                                        debt securities.
                                      - Credit Risk. This is the risk that the issuer of a
                                        security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its
                                        obligations.
                                      - Interest Rate Risk. This is the risk that changes in
                                        interest rates will affect the value of the Fund's
                                        investments in income-producing or debt securities.
                                        Increases in interest rates may cause the value of the
                                        Fund's investments to decline.
                                      - You may lose money by investing in the Fund.
    WHO MAY WANT TO INVEST?           Consider investing in the Fund if you are:
                                      - Investing for long-term goals, such as retirement
                                      - Seeking regular monthly income
                                      - Pursuing a balanced approach to investments in both
                                        growth- and income-producing securities
                                      This Fund will not be appropriate for someone:
                                      - Pursuing an aggressive high growth investment strategy
                                      - Seeking a stable share price
                                      - Investing emergency reserves
    PERFORMANCE INFORMATION           This is a new Fund for which performance information is not yet available.
                                      The NAV of the Fund will fluctuate with market conditions.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

   This section of the Prospectus provides descriptions of the Funds' objectives, risks, strategies and investments. Other strategies and investments not described below may be found in the Funds' Statement of Additional Information (SAI).
                                               GROWTH FUND

   INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES: The Fund's investment objective is long-term growth of capital, which objective may not be changed without shareholder approval. In pursuit of its objective, the Fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities of U.S. issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the Fund invests primarily in equity securities of larger capitalization companies, the Fund is not limited to such investments and will consider investing in securities of companies with varying market capitalizations if they otherwise meet the Adviser's criteria for purchases.

   The Adviser uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the Adviser selects those securities which, in the Adviser's judgment, will produce a return that exceeds the average for companies included in the S&P 500(R) Index. (See "Other Considerations -- Temporary Defensive Positions".)

   PRINCIPAL INVESTMENT RISKS: The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. The Fund faces the following general risks:

     - Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

     - Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     - Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                                               GLOBAL OPPORTUNITIES FUND



   INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES: The Fund's investment objective is long-term growth of capital, which objective may not be changed without shareholder approval. In pursuit of its objective, the Fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. and foreign issuers. Generally, the companies in which the Fund invests will be doing business in one of the following seven industry sectors:



     - Natural Resources. Natural resources, energy and construction service industries, including companies that provide basic resources for developing and industrialized countries (such as energy resources, utilities, building materials, forest and paper products, metals and miscellaneous materials).



     - Life Style. Innovative, solution-oriented companies in the consumer goods industry (such as producers and providers of appliances, household durable products, household products, recreation and other consumer goods), food industry (such as beverages, food and tobacco) and companies engaged in the design, production and/or distribution of goods or services in the leisure, tourism and merchandising industry.



     - Financials. Forward-thinking, solution driven companies providing financial-related services (such as banking, insurance and financial services, as well as real estate, wholesaling and international trade firms).



     - High Technology. Companies that rely extensively on high technology in their product range, development and/or operations (such as data processing and reproduction companies, electrical, electronics and electronic equipment companies.



     - Telemedia. Companies engaged in the development, production, sale and/or distribution of media-related services (such as broadcasting, publishing and internet companies) and companies committed to the development of new information technologies, contributing to progress being made in the development of new communication infrastructures and developing strategic communication solutions for the global economy.



     - Life Science. Global companies that offer innovative health and personal care services and products (including pharmaceutical and chemical companies).



     - Transportation. Innovative and solution-driven companies engaged in the business of transportation on either a regional or global basis.



   Although the Fund invests primarily in larger capitalization companies, the Fund is not limited to such investments and will consider investing in securities of companies with varying market capitalizations if they otherwise meet the Adviser's criteria for purchases. Similarly, while companies whose principal trading markets are developed or industrialized countries are likely to be the Fund's principal investments, the Fund is not limited to such investments and will consider investing in securities of companies trading in emerging or developing markets. The Fund may invest more than 25% of its total assets in a single country.



   The Adviser uses its own research, as well as input from its affiliates around the world and other third parties to identify attractive companies meeting the above sector descriptions. The Adviser then uses a

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


   fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the Adviser selects those securities which, in the Adviser's judgment, will produce a return that exceeds the average for companies included in the MSCI World Equity Index. The Fund may be overweighted or underweighted in a particular sector or country relative to the MSCI World Equity Index based upon the Adviser's judgment as to the relative prospects for investments in particular sectors and countries.



   The Adviser does not intend to invest in markets where property rights are not defined and supported by adequate legal infrastructure. The Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying security positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.



   (See "Other Considerations" -- "Temporary Defensive Positions".)



   PRINCIPAL INVESTMENT RISKS: The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. The Fund faces the following general risks:



     - Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed-income securities.



     - Foreign Risk: Foreign investments may be riskier than U.S. investments. Such risks include, but are not limited to:



         - lack of, or less stringent, uniform accounting, auditing and financial reporting standards


         - changes in currency rates


         - nationalization, confiscation, difficulties enforcing contracts, or foreign withholding/taxes


         - political instability and diplomatic developments that could adversely affect the Fund's investments


         - less government oversight of foreign stock exchanges, brokers and listed companies


         - less liquidity due to lower trading volumes of foreign markets which may increase price volatility


         - foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements)


         - less publicly available information about foreign companies


         - negative effect on the value of the Fund's investments due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies



     - Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                               FIXED INCOME FUND

   INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES: The Fund's investment objective is to maximize total return with secondary emphasis on income, which objective may not be changed without shareholder approval.

   In pursuit of its objective, the Fund normally invests at least 80% of its total assets in fixed income securities rated within the four highest rating categories by a primary credit rating agency or, if unrated, which are determined by the Adviser to be of comparable quality. Fixed income securities include U.S. Government securities, corporate debt securities, U.S. dollar denominated securities of foreign issuers (including corporate debt securities, certificates of deposit and bankers' acceptances issued by foreign banks, and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities), zero coupon and pay-in-kind securities, asset-backed securities, mortgage-backed securities (including stripped mortgage-backed securities) and taxable and tax-exempt municipal securities.

   Although it does not presently intend to do so, the Fund also may invest up to 20% of its total assets in high yield securities (debt securities determined by a primary credit rating agency to have a lower probability of being paid and have a credit rating lower than BBB by Standard & Poor's or Baa by Moody's Investor Services, Inc. or, if unrated, which are deemed of comparable quality by the Adviser).

   The Adviser begins the portfolio management process by reviewing current economic activity and forecasting how it may change in the future. The Adviser uses this forecast to allocate the Fund's assets across different market sectors and maturities based on its view of the relative value of each sector or maturity. The Adviser analyzes the risk profile of the Fund's benchmark, the Lehman Government/ Corporate Bond Index, then adjusts the portfolio's risk relative to the benchmark to enhance long-term returns. Specific securities are included in the portfolio based on a fundamental analysis of the securities' cash flow risk and/or credit fundamentals.

   Under normal conditions, the Fund intends to hold securities (other than money market securities) with maturities primarily between 1 and 30 years with an average maturity of between 5 and 13 years, when weighted according to the Fund's holdings. However, securities with any maturity are eligible for purchase. The Adviser may sell a security if its fundamental qualities deteriorate or to take advantage of more attractive investment opportunities.

   (See "Other Considerations -- Temporary Defensive Positions".)

   PRINCIPAL INVESTMENT RISKS: The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. The Fund faces the following general risks:

     - Interest Rate Risk: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                               FIXED INCOME FUND
                                               CONTINUED

     - Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and the Fund's shares. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

     - Prepayment Risk: The Fund's investments in mortgage-backed and asset-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.

     - Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

     - Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     - Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's investments in income-producing or debt securities.

     - Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the value of the Fund's investments in income-producing or debt securities.

   ADDITIONAL RISKS:

     - Asset-backed securities involve the risk that such securities may not have the benefit of a complete security interest in the related collateral.

     - The Fund has authority to invest up to 20% of its assets in high yield, high risk debt securities. These lower quality securities have speculative characteristics and are more volatile and are more subject to credit risk than investment grade securities. High yield securities tend to be more susceptible to high interest rates and to real or perceived adverse economic and competitive industry conditions.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


                                               MONEY MARKET FUND

    INVESTMENT OBJECTIVE AND          The Fund's investment objective is current income consistent
    PRINCIPAL INVESTMENT              with stability of principal, which objective may not be
    STRATEGIES                        changed without shareholder approval.
                                      The Fund invests substantially all (but not less than 80%)
                                      of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:
                                      - U.S. Government securities;
                                      - Certificates of deposits, time deposits, bankers'
                                        acceptances and other short-term instruments issued by U.S.
                                        or foreign banks;
                                      - U.S. and foreign commercial paper and other short-term
                                        corporate debt obligations, including those with floating
                                        rate or variable rates of interest;
                                      - Obligations issued or guaranteed by one or more foreign
                                        governments or their agencies, including supranational
                                        entities;
                                      - Loan participation interests;
                                      - Asset backed securities; and
                                      - Repurchase agreements collateralized by the types of
                                        securities described above.

                                      The Fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating,
                                      with the remainder invested in securities with the
                                      second-highest credit rating. The Fund is subject to certain federal requirements which include the following:
                                      - maintain an average dollar-weighted portfolio maturity of
                                        90 days or less
                                      - buy individual securities that have remaining maturities of 13 months or less
                                      - invest only in high-quality, dollar-denominated,
                                        short-term obligations.
                                      (See "Other Considerations" -- "Temporary Defensive
                                      Positions".)

    PRINCIPAL INVESTMENT RISKS        The Fund is not guaranteed to maintain a constant net asset value of $1.00 per share, and it is possible to lose money by investing in the Fund.
                                      - Interest Rate Risk: This is the risk that changes in
                                        interest rates will affect the value of the Fund's
                                        investments in income-producing or debt securities.
                                        Increases in interest rates may cause the value of the
                                        Fund's investments to decline.
                                      - Credit Risk: Although credit risk is very low because the
                                        Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of
                                        your investment could decline.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                               DIVERSIFIED ASSETS FUND

   INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES: The Fund's investment objective is total return consistent with reduction of long-term volatility, which objective may not be changed without shareholder approval.

   While the Fund normally invests approximately 65% of its total assets in fixed income securities (which include investment grade corporate bonds and U.S. Government securities), 25% in equity securities and 10% in money market securities, the mix may vary within ranges of 50-70% for fixed income securities, 20-40% for stocks and 5-15% for money market securities.

   The Adviser uses a portfolio management team approach. In making asset allocation decisions, the portfolio management team evaluates forecasts for inflation, interest rates and long-term corporate earnings growth. The team then examines the potential effect of these factors on each asset group over a one-to-three-year time period and compares its risk analysis to a weighted index of 65% of the Lehman Intermediate Government/Corporate Bond Index, 25% of the S&P 500(R) Index, and 10% of the 90-day Treasury Bill. The team then selects securities based on a "bottom-up" analysis in accordance with the following criteria:

     - Bonds. The Fund invests in fixed income securities including (1) government and corporate bonds, (2) mortgage-backed securities (including stripped mortgage-backed securities) and (3) asset-backed securities. The Fund invests primarily in bonds rated within the four highest long-term or two highest short-term rating categories or comparable quality unrated securities. The Fund may invest up to 20% of its total assets in high yield debt securities although it does not presently intend to do so. Under normal conditions, the Fund intends to hold debt securities (other than money market securities) with maturities between 1 and 10 years. However, securities with any maturity are eligible for purchase. The Adviser begins the portfolio management process by reviewing current economic activity and forecasting how it may change in the future. The Adviser uses this forecast to allocate the Fund's assets across different market sectors and maturities based on its view of the relative value of each sector or maturity.

     - Stocks. The Fund invests in common stocks, preferred stocks and convertible securities. The Fund may invest in both U.S. issuers and foreign issuers whose securities are U.S. dollar denominated and traded on a U.S. security market, and invests primarily in equity securities of larger capitalization companies. The Adviser uses a "bottom-up" approach to selecting securities for investment. Based upon the analysis of various factors, the Adviser selects those securities which, in its judgment, will outperform the average for the companies included in the S&P 500(R) Index.

     - Money Market Instruments. The Fund will invest in high-quality, U.S. dollar-denominated short-term obligations, including commercial paper, asset-backed securities, obligations of financial institutions and other high-quality money market instruments issued by U.S. and foreign issuers. These securities will be rated in one of the two highest short-term rating categories of at least two rating agencies or will be unrated securities of comparable quality.

   (See "Other Considerations -- Temporary Defensive Positions".)

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                               DIVERSIFIED ASSETS FUND
                                               CONTINUED

   PRINCIPAL INVESTMENT RISKS: The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. The Fund faces the following general risks:

     - Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

     - Interest Rate Risk: Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

     - Credit Risk: Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk is somewhat minimized by the Fund's policy of investing primarily in bonds rated within the four highest long-term or two highest short-term rating categories or comparable quality unrated securities and through adequate diversification among issuers and industries.

     - Selection Risk: Selection risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

     - Capitalization Risk: Securities of small and mid-capitalization companies tend to be more volatile, have less predictable earnings, and are less liquid than those of large capitalization companies.

     - Yield Curve Risk: This is the risk that changes in the shape of the yield curve will affect the value of the Fund's investments in income-producing or debt securities.

     - Volatility Risk: This is the risk that the magnitude of the changes in the shape of the yield curve will affect the value of the Fund's investments in income-producing or debt securities.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                               OTHER CONSIDERATIONS


   TEMPORARY DEFENSIVE POSITIONS: In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Growth Fund, Global Opportunities Fund, Diversified Assets Fund and Fixed Income Fund (the "Non-Money Market Funds") may invest up to 100% of its assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to the Global Opportunities Fund, such investment may include those of foreign governments and companies). In addition, each Non-Money Market Fund may hold equity securities which in the Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.


   PORTFOLIO TURNOVER: While the Funds do not engage in short-term trading, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable as ordinary income when distributed to shareholders.

                                               YEAR 2000

   Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information for the year 2000 and beyond.

   The Funds have been assured that the Adviser and other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Funds' Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                               YEAR 2000
                                               CONTINUED

   In the event that any systems upon which the Funds are dependent are not Year 2000 compliant by December 31, 1999, administrative errors and account maintenance failures would likely occur. While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser and other service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Funds. The Funds and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and other service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

   In addition, Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so. The risk may be greater for those Funds which invest in the securities of foreign issuers.

  FUND MANAGEMENT

                           THE INVESTMENT ADVISER

   Allianz of America, Inc. (the "Adviser") is the adviser for the Funds. The Adviser, a registered investment adviser, was established in 1976 and as of December 31, 1998 managed more than $21 billion in fixed income, equity and real estate investments. The Adviser is a subsidiary of Allianz AG Holding ("Allianz AG"), one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 68 countries. In North America, Allianz AG owns and operates Fireman's Fund Insurance Company, Allianz Life Insurance Company of North America, Jefferson Insurance Company, Allianz Insurance Company, Allianz Canada, and Allianz Mexico. Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, each Fund pays the Adviser a fee at the annual rate shown below :


                                                                 PERCENTAGE OF AVERAGE
                                                                      NET ASSETS
                                                                 ---------------------
   Growth Fund                                                           .75%
   Global Opportunities Fund                                             .95%
   Fixed Income Fund                                                     .50%
   Money Market Fund                                                     .35%
   Diversified Assets Fund                                               .55%


   The Adviser may voluntarily waive a portion of its advisory fee and/or reimburse expenses incurred by the Funds, and such waiver and/or reimbursements may be discontinued at any time.

                           PORTFOLIO MANAGERS


   The Adviser has several portfolio managers committed to the day-to-day management of the Funds. Each portfolio manager uses a team approach to the investment management of the Non-Money Market Funds and relies on analysis, research and other information furnished by the team's experienced investment professionals.



   Fixed Income Investments: Gary Brown is responsible for the team of highly trained investment professionals who manage the assets of the Fixed Income Fund. He is also responsible for the fixed income investments of the Diversified Assets Fund and for the Money Market Fund. He is Senior Managing Director, Fixed Income of the Adviser and has twenty-four years of investment experience. Mr. Brown is currently responsible for directing the management of the Adviser's fixed income investments. He has been with the Adviser since 1991, after serving as Managing Director at CIGNA Investments from 1986 to 1991, with responsibility for CIGNA's public taxable and tax-exempt bond portfolios, as well as four fixed income mutual funds and institutional client portfolios. His investment experience has covered all fixed income securities, including governments, corporates, mortgages, high yield, convertibles and various derivative products. Mr. Brown was a Vice President with CIGNA from 1982 to 1986, managing public and private fixed income investments for the insurance company portfolios, responsible for asset and liability management and CIGNA's convertible securities portfolio. Prior to joining CIGNA, he managed public bond and private placement investments for INA Capital Advisors, Inc from 1979 to 1982, and was an investment analyst with The Penn Mutual Life Insurance Company from 1975 to 1979. Mr. Brown received a B.S. and an M.B.A. from Drexel University.

  FUND MANAGEMENT

                           PORTFOLIO MANAGERS
                           CONTINUED


   Equity Investments: Ronald M. Clark, Senior Managing Director, is responsible for the day-to-day management of the Growth Fund and the Global Opportunities Fund and is also responsible for the equity investments of the Diversified Assets Fund. Mr. Clark is also responsible for directing the management of all equity investments of the Adviser and has twenty-nine years of investment experience. He began his career in 1972 at Mutual of New York as an investment analyst, and shortly thereafter joined its subsidiary, North American Life and Casualty, which was later renamed Allianz Life Insurance Company of North America, where he was Chief Investment Officer from 1973 to 1980. Since 1980, Mr. Clark has been with the Adviser. In addition to equity investments, his responsibilities include membership on the Investment Policy Committee of Allianz worldwide and the Finance Committee of the Adviser. In addition, he provides senior level oversight of real estate investments and holding company corporate finance activities. He is a graduate of the University of Wisconsin, with an undergraduate degree in Industrial Engineering, and masters in Finance and Real Estate.


   The Statement of Additional Information (SAI) has more detailed information about the Adviser and other service providers.

                           ADVISER'S PRIOR PERFORMANCE


   Each of the Growth Fund, Fixed Income Fund, Money Market Fund and Diversified Assets Fund is substantially similar to other pooled accounts advised by the Adviser. The performance information shown below is the performance of unregistered master trust portfolios managed by the Adviser for tax-exempt investors. Each master trust portfolio has investment objectives, policies, styles and strategies substantially similar to ones that will be employed by the corresponding Fund. Each master trust portfolio is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance of each master trust portfolio may have been adversely affected if it had been regulated as an investment company under the federal securities laws. Although this performance reflects the fees and expenses of the master trust portfolios, this performance HAS NOT BEEN adjusted to reflect the fees and expenses which will apply to the Funds. Had such performance been adjusted for such fees and expenses, the performance results would have been lower. The information does not represent the Funds' performance, as each is newly organized and has no performance record of its own, nor is it indicative of the Funds' future performance. The performance was calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR), retroactively applied to all time periods. Investment results were not calculated pursuant to the methodology established by the Securities and Exchange Commission that will be used to calculate the Funds' performance results.


                           MASTER TRUST PORTFOLIO ANNUAL TOTAL RETURN


    MASTER TRUST PORTFOLIO   1990    1991    1992    1993    1994    1995    1996    1997     1998
                             ----------------------------------------------------------------------
     EQUITY                   4.19%  48.14%  -3.06%   3.45%  -1.95%  33.73%  22.50%  33.94%  27.55%
                             ----------------------------------------------------------------------
     FIXED INCOME              N/A     N/A     N/A     N/A   -3.16%  20.47%   3.45%  10.48%   9.84%
                             ----------------------------------------------------------------------
     MONEY MARKET              N/A     N/A    4.26%   3.54%   3.98%   6.10%   5.50%   5.67%   5.49%
                             ----------------------------------------------------------------------
     DIVERSIFIED ASSETS        N/A     N/A    4.19%   5.49%  -1.65%  20.66%  10.36%  15.91%  13.82%
    -----------------------------------------------------------------------------------------------

  FUND MANAGEMENT

                           ADVISER'S PRIOR PERFORMANCE
                           CONTINUED

                           MASTER TRUST PORTFOLIO
                           AVERAGE ANNUAL RATES OF RETURN FOR PERIODS ENDING DECEMBER 31, 1998


   The table below provides an indication of the risks of an investment in the Funds by showing performance of the master trust portfolios, as described above, as compared to a broad-based securities index and in the case of the diversified assets master trust portfolio, additionally to an index created by the Adviser.



                                                                          SINCE     INCEPTION
                                                   1 YEAR     5 YEARS   INCEPTION     DATE
                                                  -------------------------------------------
     EQUITY MASTER TRUST PORTFOLIO                  27.55%     22.37%     18.23%      6/1/89*
                                                  -------------------------------------------
     S&P 500(R) INDEX                               28.75%     24.07%     18.22%
    -----------------------------------------------------------------------------------------
     FIXED INCOME MASTER TRUST PORTFOLIO             9.84%      7.93%      7.94%      4/1/93*
                                                  -------------------------------------------
     LEHMAN GOVERNMENT/CORPORATE BOND INDEX          9.47%      7.30%      7.42%
    -----------------------------------------------------------------------------------------
     MONEY MARKET MASTER TRUST PORTFOLIO             5.49%      5.35%      4.49%      1/1/92*
                                                  -------------------------------------------
     3 MONTH TREASURY BILL                           5.06%      5.11%      4.61%
    -----------------------------------------------------------------------------------------
     DIVERSIFIED ASSETS MASTER TRUST PORTFOLIO      13.82%     11.56%      9.59%      1/1/92*
                                                  -------------------------------------------
     LEHMAN INTERMEDIATE GOVERNMENT/ CORPORATE
     BOND INDEX                                      8.42%      6.59%      6.99%
                                                  -------------------------------------------
     DIVERSIFIED ASSETS INDEX**                     13.36%     10.78%      9.91%
    -----------------------------------------------------------------------------------------
    *  Commencement of Operations
    ** An index created by the Adviser consisting of several securities market indices including 65% of the Lehman Intermediate Government/Corporate Bond Index, 25% of the
       S&P 500H Index and 10% of the 90-day Treasury Bill.


                           THE ADMINISTRATOR AND DISTRIBUTOR

   BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services Limited Partnership serves as the distributor of the Funds' shares (the "Distributor"). The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

  SHAREHOLDER INFORMATION


   ---------------------------
   HOW NET ASSET VALUE IS
   CALCULATED
   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ----------------------------
        Number of Shares
           Outstanding

   ---------------------------

                                            PRICING OF FUND SHARES

                                  Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time, on days the NYSE is open.


                                  The securities (other than short-term debt securities) of the Funds, except the Money Market Fund, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Funds' Trustees.

                                  After the pricing of a foreign security has been established, if an event occurs which would likely cause the value to change, the value of the foreign security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees. The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, the foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.


                                MONEY MARKET FUND



   The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern time, on days the New York Stock Exchange (the "NYSE") is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.


                                PURCHASE AND REDEMPTION OF SHARES

   Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific USAllianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

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

  SHAREHOLDER INFORMATION


                                PURCHASE AND REDEMPTION OF SHARES


                                CONTINUED


   Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

   The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

                                DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Each Fund pays a 12b-1 fee of up to .25% of its average daily net assets.

                                DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends on the Growth Fund and Global Opportunities Fund are usually paid semi-annually. Income dividends on the Money Market Fund, Diversified Assets Fund and Fixed Income Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.


   All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

   Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance contract.

   Persons investing in variable annuity contracts or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

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For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. As of the date of this Prospectus, the Funds have not yet issued any Reports.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the USAllianz VIP Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                           USALLIANZ VIP FUNDS
                           3435 STELZER ROAD
                           COLUMBUS, OHIO 43219
                           TELEPHONE: 1-877-833-7113
                           E-MAIL:
                           INVEST.SERV@USALLIANZVIPFUNDS.COM

You can review the Funds' Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. This information is also available on the SEC's internet site at http://www.sec.gov.

Investment Company Act file no. 811-9491.